Impairment testing	12 Months Ended
Dec. 31, 2018
Impairment Testing
Impairment testing
12	Impairment testing

	Carrying amount			Remaining amortisation period
	2018	2017	2016	2018	2017	2016
	£’000	£’000	£’000	(years)	(years)	(years)

Midatech Pharma (Wales) Limited acquired IPRD	9,300	9,300	10,800	n/a in process	n/a in process	n/a in process
Midatech Pharma US, Inc., product and marketing rights	-	1,995	3,557	n/a	Between 1 and 3	Between 1 and 4
Zuplenz® product and marketing rights	-	2,122	2,316	n/a	11	12
MTX110 acquired IPRD	778	778	-	n/a in process	n/a in process	-
	10,078	14,195	16,673

Midatech Pharma (Wales) Ltd

Details of goodwill and IPRD allocated to the acquired cash generating unit and the valuation basis are as follows:

	Indefinite lived
	IPRD carrying amount			Goodwill carrying amount			Valuation Basis
Name	2018	2017	2016	2018	2017	2016
	£’000	£’000	£’000	£’000	£’000	£’000

CGU – Midatech Pharma (Wales) Ltd	9,300	9,300	10,800	2,291	2,291	2,291	Value in use

The assets of the Midatech Pharma Wales Ltd (“MPW”) CGU were valued as at 31 December 2018, 2017 and 2016 and were found to support the IPRD and goodwill carrying amounts set out above. The IPRD was valued using 12-13 year (2017: 13-14 year), risk adjusted cash flow forecasts, in line with patent life, that have been approved by the Board. A period longer than 5 years is appropriate on the basis that the investment is long term and the development and commercialisation process is typically in excess of 5 years. Beyond the period from product launch and initial market penetration, a long-term growth rate of 2% was used.

In 2017 an impairment charge of £1.5m was recorded in the MPW CGU as a result of the impairment of the Opsisporin IPRD, primarily due to a strategic review concluding that the product is outside of Midatech’s strategic focus and as a result the decision was made not to continue with the programme at this point. At the same time the carrying value of a component of IPRD was reduced from £1.5m to nil. The resulting charge was shown separately within the consolidated statement of income.

The key assumptions used in the valuation model examining the MPW Ltd cash generating unit include the following:

Assumptions	2018	2017	2016
Pre-tax discount rate	17.7%	17.9%	18.1%
Cumulative probability of success of projects	81%	81%	46% to 81%

The discount rate is an estimated market-based weighted average cost of capital for the MPW business, determined at the date of acquisition. Cumulative probability of success of projects is the product of the probability of success of each remaining major phase of development for each individual IPRD component. These phase probabilities were determined by management with reference to the risks associated with each remaining development stage.

Sensitivity analysis

If any one of the following changes were made to the above key assumptions, the carrying value and recoverable amount would be equal.

Assumptions	2018	2017	2016
Pre-tax discount rate	increase to 29.8%	increase to 21.0%	increase to 26.4%
Cumulative probability of success of project	34%	57%	53%